Commitments and Contingencies (Schedule of Contractual Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals	$ 4,013		$ 3,630
Convertible debt (Note 8)	56,984	$ 50,413	49,067
Non-convertible debt (Note 9)	178,483	$ 93,081	92,268
Total	239,480		$ 144,965
Less than 1 year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals	4,013
Convertible debt (Note 8)	58,077
Non-convertible debt (Note 9)	184,698
Firm commitments	388
Total	247,176
1 - 3 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals
Convertible debt (Note 8)
Non-convertible debt (Note 9)
Firm commitments	25
Total	25
3 - 5 year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals
Convertible debt (Note 8)
Non-convertible debt (Note 9)
Firm commitments	4,000
Total	4,000
LMC Minerals Year 5+ [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals
Convertible debt (Note 8)
Non-convertible debt (Note 9)
Firm commitments	12,000
Total	12,000
Carrying Value [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals	4,013
Convertible debt (Note 8)	56,984
Non-convertible debt (Note 9)	178,483
Firm commitments
Total	239,480
Contractual Cash Flow [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals	4,013
Convertible debt (Note 8)	58,077
Non-convertible debt (Note 9)	184,698
Firm commitments	16,413
Total	$ 263,201